Accrued expenses and other liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities include the amounts set forth below:

	As of March 31,
	2013		2014		2014
	(In millions)
Bills payable	Rs.	54,787.7	Rs.	56,112.0	US$	935.2
Remittances in transit		21,047.8		22,174.7		369.6
Accrued expenses		23,544.1		20,591.7		343.2
New account deposits		4,884.1		7,073.8		117.9
Accounts payable		40,907.8		64,086.3		1,068.1
Derivatives (refer to note 24)		69,099.7		124,176.3		2,069.6
Others		21,751.0		54,472.9		908.0

Total	Rs.	236,022.2	Rs.	348,687.7	US$	5,811.6